Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 2,194,389		¥ 2,667,165
Salaries and benefits payable	1,739,141		2,204,050
Tax payable	2,426,297		1,657,471
Payables for research and development expenses	1,091,142		1,371,125
Payables for logistics expenses	639,890		794,512
Accrued costs of purchase commitments relating to inventory and technical authorization fee	1,130,994		600,778
Payables for marketing and promotional expenses	652,140		415,474
Accrued warranty, current	518,441		236,699
Deposits from vendors	114,790		67,035
Advances from customers	8,485		81,925
Other payables	1,881,613		1,118,392
Total	¥ 12,397,322	$ 1,698,426	¥ 11,214,626